Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 60,662,533	$ 61,346,776
Accumulated depreciation	(27,454,332)	(24,797,498)
Provision for impairment	(57,140)
Property, plant and equipment, net	33,151,061	36,549,278
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	32,489,235	33,224,223
Mechanical equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	17,523,970	17,468,972
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	322,657	330,727
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	7,302,990	7,343,494
Computer software [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	684,153	675,644
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,339,528	1,518,282
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 785,434